Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Operating Segment [Abstract]
Schedule of Operating Segment	The following table presents the significant revenue and expense categories of the Company’s single operating segment:
	Year Ended December 31,
	2024	2023

Revenues	$9,261,583	$8,932,751
Less:
Cost of revenues	12,066,778	9,881,622
Operating expenses:
Salary and benefits expenses	1,883,893	1,388,987
Professional fees	2,320,041	861,056
Stock-based compensation	1,413,458	-
Other selling, general and administrative	1,516,728	908,952
Provision for credit losses	408,569	907,021
Goodwill impairment loss	-	1,023,533
Other expenses (income):
Interest expense, net	2,301,600	847,191
Non cash finance expense	1,000,000	-
Loss on loan extinguishment	8,417	233,450
Income taxes	5,100	218,358
Other segment (income) expense	(9,661)	752
Net loss	$(13,653,340)	$(7,338,171)